Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Trading Symbol	BXLT
Entity Registrant Name	Baxalta Inc
Entity Central Index Key	0001620546
Entity Filer Category	Non-accelerated Filer